REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 154,419	$ 126,126
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 154,419	$ 126,126
Revenue, Percentage	100.00%	100.00%
Germany [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 56,026	$ 59,779
Germany [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 56,026	$ 59,779
Revenue, Percentage	36.30%	47.40%
The Netherlands [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 22,698	$ 30,461
The Netherlands [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 22,698	$ 30,461
Revenue, Percentage	14.70%	24.20%
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 44,457	$ 22,583
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 44,457	$ 22,583
Revenue, Percentage	28.80%	17.90%
Other Countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 31,238	$ 13,303
Revenue, Percentage	20.20%	10.50%